SCHEDULE OF CHANGES IN GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance as of December 31, 2020	$ 1,320,100	$ 1,209,953
Additions - Foreign currency translation	(113,150)	110,147
Additions - Goodwill on new acquisitions	50,399,733
Less: Impairment Loss	(20,053,893)
Goodwill tax adjustment	136,097
Balance as of December 31, 2022	$ 31,688,887	$ 1,320,100